UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period:  April 30, 2018

Item 1. Schedule of Investments.

Volshares Large Cap ETF
Schedule of Investments
April 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Administrative and Support and Waste Management and Remediation Services - 4.0%
2,031	Paychex, Inc.	$123,018
	Agriculture, Forestry, Fishing and Hunting - 4.1%
3,366	Weyerhaeuser Company	123,802
	Finance and Insurance - 20.0%
1,247	Allstate Corporation	121,981
1,111	Centene Corporation (a)	120,632
2,342	Hartford Financial Services Group, Inc.	126,093
519	UnitedHealth Group, Inc.	122,692
2,201	XL Group, Ltd.	122,354
		613,752
	Health Care and Social Assistance - 3.7%
996	Universal Health Services, Inc. - Class B	113,743
	Information - 15.8%
1,293	Fidelity National Information Services, Inc.	122,796
1,736	Fiserv, Inc. (a)	123,013
4,267	Symantec Corporation	118,580
1,266	Time Warner, Inc.	120,017
		484,406
	Manufacturing - 23.9%
5,717	HP, Inc.	122,858
2,038	Merck & Company, Inc.	119,977
975	Monsanto Company	122,236
765	PVH Corporation	122,148
912	Rockwell Collins, Inc.	120,876
1,547	VF Corporation	125,106
		733,201
	Professional, Scientific, and Technical Services - 4.0%
1,505	Cognizant Technology Solutions Corporation - Class A	123,139
	Real Estate and Rental and Leasing - 12.3%
1,201	Digital Realty Trust, Inc.	126,934
1,881	Prologis, Inc.	122,096
1,869	Vornado Realty Trust	127,148
		376,178
	Retail Trade - 4.0%
626	Costco Wholesale Corporation	123,422
	Utilities - 4.1%
1,113	Sempra Energy	124,433
	Wholesale Trade - 4.0%
1,683	Procter & Gamble Company	121,748
	TOTAL COMMON STOCKS (Cost $3,046,382)	3,060,842

	SHORT-TERM INVESTMENTS - 0.1%
2,629	First American Government Obligations Fund, Class X, 1.58% *	2,629
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,629)	2,629
	TOTAL INVESTMENTS - 100.0% (Cost $3,049,011)	3,063,471
	Other Assets in Excess of Liabilities - 0.0% +	372
	NET ASSETS - 100.0%	$3,063,843

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of April 30, 2018.
+	Less than 0.05%.

Since the Fund does not have a full fiscal year, tax cost of investments is the same as noted in the Schedule of investments.

Summary of Fair Value Disclosure at April 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018:

	Volshares Large Cap ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,060,842	$-	$-	$3,060,842
Short-Term Investments	2,629	-	-	2,629
Total Investments in Securities	$3,063,471	$-	$-	$3,063,471
^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)     /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date       June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date        June 27, 2018

By (Signature and Title)*     /s/ Kristen M. Weitze
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date        June 27, 2018

* Print the name and title of each signing officer under his or her signature.